Net Loss Per Share Attributable to Common Stockholders - Potentially dilutive securities excluded from computation (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net Loss Per Share Attributable to Common Stockholders
Potential dilutive shares excluded from computation of diluted net loss per share	9,608,054	23,839,676
Stock options issued and outstanding
Net Loss Per Share Attributable to Common Stockholders
Potential dilutive shares excluded from computation of diluted net loss per share	9,458,788	5,096,086
Unvested restricted common stock and early exercised stock options
Net Loss Per Share Attributable to Common Stockholders
Potential dilutive shares excluded from computation of diluted net loss per share	149,266	356,422
Redeemable convertible preferred stock issued and outstanding
Net Loss Per Share Attributable to Common Stockholders
Potential dilutive shares excluded from computation of diluted net loss per share		18,387,168